Related Party Transactions	12 Months Ended
Dec. 31, 2018
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Related Party Transactions

23. RELATED PARTY TRANSACTIONS

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.

The following related party balances existed with associate or joint venture businesses at 31 December:

	€ million	€ million
Related party balances	2018	2017
Trading and other balances due from joint ventures	121	124
Trading and other balances due from/(to) associates	—	—

JOINT VENTURES

Sales by Unilever group companies to Unilever FIMA, LDA (formerly known as Unilever Jerónimo Martins) and Pepsi Lipton joint ventures were €107 million and €65 million in 2018 (2017: €117 million and €65 million) respectively. Sales from Unilever FIMA, LDA and from Pepsi Lipton joint ventures to Unilever group companies were €83 million and €51 million in 2018 (2017: €68 million and €65 million) respectively. Royalties and service fee paid by Unilever FIMA LDA to Unilever group companies were €16 million (2017: €17 million). Balances owed by/(to) Unilever FIMA, LDA and Pepsi Lipton joint ventures at 31 December 2018 were €127 million and €(6) million (2017: €130 million and €(6) million) respectively.

ASSOCIATES

Langholm Capital Partners invests in private European companies with above-average longer-term growth prospects.

Langholm Capital II was launched in 2009. Unilever has invested €62 million in Langholm II, with an outstanding commitment at the end of 2018 of €13 million (2017: €17 million). During 2018, Unilever received €0.3 million (2017: €10 million) from its investment in Langholm Capital II.